Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net earnings (loss)	$ (237,557)	$ 94,489
Depreciation and amortization	145,094	125,906
Settlement of long-term incentive arrangement (note 21)	375,742	0
Gains attributable to mortgage servicing rights	(29,214)	(17,065)
Gains attributable to the fair value of mortgage premiums and origination fees	(48,839)	(38,531)
Deferred tax	(37,538)	(13,184)
Earnings from equity accounted investments	(6,190)	(2,919)
Stock option expense (note 20)	14,349	9,628
Non-cash lease expense	18,516	5,159
Allowance for credit losses	8,699	15,275
Amortization of advisor loans	22,678	20,871
Contingent consideration (note 6)	47,978	29,679
Other	(97)	2,804
(Increase) decrease in accounts receivable, prepaid expenses and other assets	(322,331)	49,039
Increase (decrease) in accounts payable, accrued expenses and other liabilities	153,119	(13,901)
Increase (decrease) in accrued compensation	246,278	(78,591)
Contingent acquisition consideration paid	(18,017)	(18,224)
Proceeds from sale of mortgage loans	2,577,283	1,226,041
Origination of mortgage loans	(2,467,733)	(1,395,734)
(Decrease) increase in warehouse credit facilities	(55,107)	193,168
Repurchases from AR Facility, net (note 15)	(98,133)	(27,431)
Net cash provided by operating activities	288,980	166,479
Investing activities
Acquisitions of businesses, net of cash acquired (note 4)	(60,832)	(205,608)
Purchases of fixed assets	(57,951)	(40,353)
Advisor loans issued	(35,563)	(14,695)
Purchase of held for sale real estate assets	(31,074)	(84,382)
Proceeds from sale of held for sale real estate assets	10,080	178,604
Collections of AR facility deferred purchase price (note 15)	151,202	51,994
Other investing activities	(25,276)	982
Net cash used in investing activities	(49,414)	(113,458)
Financing activities
Increase in long-term debt	597,328	616,121
Repayment of long-term debt	(819,914)	(779,185)
Issuance of senior notes (note 12)	294,649	0
Issuance of convertible notes (note 13)	0	230,000
Purchases of non-controlling interests' subsidiary shares, net	(5,534)	(19,791)
Contingent acquisition consideration paid	(5,276)	(11,181)
Proceeds received on exercise of stock options	14,441	12,343
Dividends paid to common shareholders	(4,209)	(3,992)
Distributions paid to non-controlling interests	(51,508)	(35,698)
Financing fees paid	(1,376)	(7,568)
Net cash provided by financing activities	18,601	1,049
Effect of exchange rate changes on cash	(10,429)	8,470
Net change in cash, cash equivalents and restricted cash	247,738	62,540
Cash, cash equivalents and restricted cash, beginning of year	177,533	114,993
Cash, cash equivalents and restricted cash, end of year	$ 425,271	$ 177,533